4. Income Taxes	9 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
4. Income Taxes

The provision for income taxes for the three and nine months ended June 30, 2014 was as follows (assuming a 15% effective tax rate):

	Three Months Ended June 30, 2014	Nine Months Ended June 30, 2014

Current Tax Provision:
Federal-State-Local	$-	$-
Taxable Income	-	-

Total current tax provision	$-	$-

Deferred Tax Provision:
Federal	$-	$-
Loss carry-forwards	(1,281)	8,200
Change in valuation allowance	1,281	(8,200))

Total deferred tax provision	$-	$-

The Company had deferred income tax asset as of June 30, 2014 as follows:

Loss carry-forwards	$11,635
Less - valuation allowance	(11,635)

Total net deferred tax assets	$-

The Company provided a valuation allowance equal to the deferred income tax assets for period ended June 30, 2014 because it is not presently known whether future taxable income will be sufficient to utilize the loss carry-forwards.

As of June 30, 2014, the Company had approximately $77,566 in tax loss carry-forwards that can be utilized future periods to reduce taxable income, and expire by the year 2033.

The Company did not identify any material uncertain tax positions.  The Company did not recognize any interest or penalties for unrecognized tax benefits.

The federal income tax returns of the Company are subject to examination by the IRS, generally for three years after they are filed.